SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies [Line Items]
Recognition of previously deferred revenue	$ 1,443
Interest income (expense)	225	988	140
Advertising costs	22,270	8,136	1,782
Severance expense	589	586	786
Gain (loss) on foreign currency derivative instruments not designated as hedging instruments	238	(25)	(13)
Weighted average number of anti-dilutive options outstanding	1,315,106	1,266,919	922,069
Cash	32,012	11,220
Money market funds and notes	10	40
Cash and cash equivalents and derivative instruments	248	(44)
Derivative financial instruments	6,891	4,300
Payments to acquire investments	$ 16,427	$ 6,574
Capitalized software development costs [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Capitalized software development costs [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	10 years 3 months
Maximum [Member] | Capitalized software development costs [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years